Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Maximum [Member] | Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	21 years